Notes on the Consolidated Balance Sheet (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Consolidated Balance Sheet [Abstract]
Schedule of reconciliation of intangible assets
The following table shows the reconciliation of intangible assets for the year ended December 31, 2019:

(in € thousands)	Internally generated software	Licenses and domains	Brands and trademarks	Purchased software	Other intangible assets	Intangible assets under development	Goodwill	Total
Purchase costs
January 1, 2018	3,869	232	5,093	—	5,458	1,090	23,184	38,926
Acquired	—	—	—	—	—	—	—	—
Additions	102	101	—	23	345	2,615	—	3,186
Disposals	(633)	—	—	—	—	—	—	(633)
Reclassification	—	14	—	—	—	(14)	—	—
Currency translation	84	—	117	1	51	—	944	1,197
December 31, 2018	3,422	347	5,210	24	5,854	3,691	24,128	42,676
Acquired	—	—	96,431	22	13,257	—	135,630	245,340
Additions	817	—	—	80	—	2,985	—	3,882
Disposals	—	—	—	—	—	—	—	—
Reclassifications	3,517	—	—	—	—	(3,517)	—	—
Currency translation	30	—	1,041	(1)	200	—	1,794	3,064
December 31, 2019	7,786	347	102,682	125	19,311	3,159	161,552	294,962
Accumulated amortization and impairment
January 1, 2018	366	104	176	—	3,144	—	—	3,790
Additions	1,468	34	140	1	1,537	—	—	3,180
Impairment	—	—	—	—	—	—	3,324	3,324
Disposals	(633)	—	—	—	—	—	—	(633)
Reclassification	—	—	—	—	—	—	—	—
December 31, 2018	1,201	138	316	1	4,681	—	3,324	9,661
Additions	1,545	49	140	30	3,972	—	—	5,736
Impairment	—	—	703	—	—	—	—	703
Disposals	—	—	—	—	—	—	—	—
Reclassification	—	—	—	—	—	—	—	—
December 31, 2019	2,746	187	1,159	31	8,653	—	3,324	16,100
Remaining carrying amount
January 1, 2018	3,503	128	4,917	—	2,314	1,090	23,184	35,136
December 31, 2018	2,221	209	4,894	23	1,173	3,691	20,804	33,015
December 31, 2019	5,040	160	101,523	94	10,658	3,159	158,228	278,862

Schedule of reconciliation of property and equipment
The following table shows the reconciliation of property, plant and equipment for the year ended December 31, 2019:

(in € thousands)	Leasehold improvement	Other and office equipment	Property, plant and equipment under construction	Right-of-use assets	Total
Purchase costs
January 1, 2018	304	1,018	1,523	—	2,845
Acquired	—	—	—	—	—
Additions	—	309	4	—	313
Disposals	—	(2)	—	—	(2)
Reclassifications	—	1,523	(1,523)	—	—
Currency translation	—	4	—	—	4
December 31, 2018	304	2,852	4	—	3,160
Recognition of right-of-use asset on initial application of IFRS 16	—	—	—	1,263	1,263
Acquired	56	240	—	6,972	7,268
Additions	—	87	—	—	87
Disposals	—	3	—	—	3
Derecognition of right-of-use assets	—	—	—	(7,069)	(7,069)
Reclassifications	—	4	(4)	—	—
Currency translation	1	5	—	103	109
December 31, 2019	361	3,191	—	1,269	4,821
Accumulated depreciation and impairment
January 1, 2018	118	645	—	—	763
Additions	59	326	—	—	385
Impairment	—	—	—	—	—
Disposals	—	(3)	—	—	(3)
December 31, 2018	177	968	—	—	1,145
Additions	115	776	—	1,069	1,960
Impairment	—	—	—	—	—
Disposals	—	2	—	—	2
Derecognition of right-of-use assets	—	—	—	(603)	(603)
December 31, 2019	292	1,746	—	466	2,504
Remaining carrying amount
January 1, 2018	186	373	1,523	—	2,082
December 31, 2018	127	1,884	4	—	2,015
December 31, 2019	69	1,445	—	803	2,317

Schedule of overview of the Group's trade receivables
The following table gives an overview of the Group’s trade receivables as of December 31, 2019 and 2018:

(in € thousands)	December 31, 2019	December 31, 2018 (1)
Trade receivables (gross)	6,066	3,581
Allowance for bad debt	(258)	(607)
- thereof non-current	—	—
- thereof current	5,808	2,974
Total trade receivables	5,808	2,974

(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.

Schedule of other financial assets

(in € thousands)	December 31, 2019	December 31, 2018
Lease receivables (gross)	7,612	—
Allowance for credit losses	(266)	—
Total lease receivables	7,346	—
Deposits	1,339	320
Other receivables	1,573	618
- thereof non-current	7,040	24
- thereof current	3,218	914
Other financial assets	10,258	938

Schedule of other assets

(in € thousands)	December 31, 2019	December 31, 2018
Prepaid expenses	2,966	2,170
VAT receivables and deposits	103	820
Receivables against tax authorities	—	237
Other receivables and assets	67	92
- thereof non-current	251	271
- thereof current	2,885	3,048
Other assets	3,136	3,319

Schedule of provisions

(in € thousands)	Sales Tax provisions	Other provisions	Total
December 31, 2018	282	39	321
- thereof non-current	—	16	16
- thereof current	282	23	305
Acquired	508	—	508
Utilization	—	—	—
Release	(55)	(23)	(78)
Addition	1,151	156	1,307
Reclassifications	—	—	—
Discounting effects	—	—	—
Currency translation	6	—	6
December 31, 2019	1,892	172	2,064
- thereof non-current	—	17	17
- thereof current	1,892	155	2,047

Schedule of other financial liabilities

(in € thousands)	December 31, 2019	December 31, 2018
Payroll liabilities	2,908	49
Lease liabilities	7,670	—
Other liabilities	11,018	883
- thereof non-current	7,167	54
- thereof current	14,429	878
Other financial liabilities	21,596	932

Schedule of other liabilities

(in € thousands)	December 31, 2019	December 31, 2018
VAT payables	1,319	590
Payroll liabilities	1,197	953
Other tax liabilities	445	276
- thereof non-current	—	—
- thereof current	2,961	1,819
Total other liabilities	2,961	1,819

Schedule of maturity structure of deferred income
The maturity structure of contract liabilities as of December 31, 2019 and 2018 is as follows:

(in € thousands)	December 31, 2019	December 31, 2018 (1)
Non-current	4	5
Current	36,840	20,108
Total contract liabilities	36,844	20,113

(1) Comparative figures for the year ended December 31, 2018 were restated for errors. For further information, see Note 8.4.

Schedule of maturity analysis of operating lease payments
The following table sets out a maturity analysis of lease payments, showing the undiscounted lease payments to be made after the reporting date:

(in € thousands)	December 31, 2019
Less than one year	1,962
One to three years	3,492
Three to five years	2,820
More than five years	—
Total undiscounted lease payables	8,274

Lease liabilities included within the Consolidated Balance Sheets	7,670
Current	1,731
Non-current	5,939

The following table sets out a maturity analysis of operating lease payments as of December 31, 2018:

(in € thousands)	December 31, 2018
Less than one year	1,225
One to three years	1,003
Three to five years	33
More than five years	—
Total operating lease payables	2,261
As of the reporting date, the Group's future payments related to off-balance sheet contractual obligations are as follows:

	December 31,
(in € thousands)	2019	2018
Less than one year	5,244	1,691
Between one and five years	7,880	1,089
More than five years	—	—
Total	13,124	2,780

Schedule of maturity analysis of finance lease payments receivable
The following table sets out a maturity analysis of lease receivables, showing the undiscounted sublease payments to be received after the reporting date.

(in € thousands)	December 31, 2019
Less than one year	1,646
One to two years	1,696
Two to three years	1,747
Three to four years	1,799
Four to five years	1,377
More than five years	—
Total undiscounted lease receivable	8,265
Unearned interest income	653
Net investment in the sublease	7,612